Post-employment benefits - Assumptions used for defined benefit obligations (Detail)	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits [Line Items]
Discount rate	4.00%	4.30%
Inflation rate	2.10%	2.20%
Salary increase	3.10%	3.00%
Germany
Post-employment benefits [Line Items]
Discount rate	3.30%	3.70%
Inflation rate	2.00%	2.00%
Salary increase	2.80%	2.80%
United States
Post-employment benefits [Line Items]
Discount rate	5.10%	5.00%
Inflation rate	2.30%	2.30%
Salary increase	0.00%	0.00%
Other countries
Post-employment benefits [Line Items]
Discount rate	4.20%	4.90%
Inflation rate	2.20%	2.50%
Salary increase	4.40%	4.30%